Income Taxes - Progression of the liability for uncertain tax positions, excluding interest and penalties (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Progression of the liability for uncertain tax positions, excluding interest and penalties
Balance at January 1		$ 0	$ 0	$ 13
Reductions for tax positions of prior years		0	0	(4)
Additions for tax positions of current year		0	0	0
Settlements	$ (9)	0	0	(9)
Balance at December 31		$ 0	$ 0	$ 0